ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries, its VIEs and VIE's subsidiaries	Table 1
Schedule of consolidated financial information of the Group's VIEs and their subsidiaries	Table 2